Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 24, 2021
Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2021
Document Effective Date	dei_DocumentEffectiveDate	Feb. 24, 2021
Prospectus Date	rr_ProspectusDate	Feb. 24, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Krane UBS China A Share Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KUASX
Krane UBS China A Share Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KUAIX